Consolidated statements of changes in equity - CHF (SFr) SFr in Millions	Total	Share capital	Treasury shares	Capital reserves	Other reserves	Accumulated income / (losses)
Equity at beginning of period at Dec. 31, 2020	SFr 245.1	SFr 2.2	SFr 0.0	SFr 276.4	SFr (3.1)	SFr (30.4)
Net loss	(170.2)					(170.2)
Other comprehensive loss	(0.3)				(0.3)
Total comprehensive income / (loss)	(170.5)				(0.3)	(170.2)
Capital increase	618.3	3.0		615.3
Equity transaction costs	(6.8)			(6.8)
Tax impact on equity transaction costs	1.3			1.3
Share-based compensation	183.2			183.2
Purchase of treasury shares	(22.8)		(22.8)
Share capital reorganization	0.0	28.3	(2.5)	(25.8)
Sale of treasury shares	0.7		0.2	0.5
Equity at end of period at Dec. 31, 2021	848.4	33.5	(25.0)	1,044.0	(3.4)	(200.6)
Net loss	57.7					57.7
Other comprehensive loss	3.4				3.4
Total comprehensive income / (loss)	61.1				3.4	57.7
Tax impact on equity transaction costs	(5.1)			(5.1)
Share-based compensation	38.3			38.3
Purchase of treasury shares	(1.6)		(1.6)
Sale of treasury shares	28.4		0.5	27.9
Equity at end of period at Dec. 31, 2022	969.5	33.5	(26.1)	1,105.1	0.0	(142.9)
Net loss	79.6					79.6
Other comprehensive loss	(9.7)				(9.7)
Total comprehensive income / (loss)	69.8				(9.7)	79.6
Share-based compensation	27.3			27.3
Purchase of treasury shares	(0.8)		(0.8)
Tax impact on transactions with treasury shares	(1.9)			(1.9)
Sale of treasury shares	10.7		0.2	10.4
Equity at end of period at Dec. 31, 2023	SFr 1,074.5	SFr 33.5	SFr (26.7)	SFr 1,140.8	SFr (9.8)	SFr (63.3)